Summary of Share Option Activity (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Number of Options
Beginning Balance	6,107,983	6,593,392	6,845,333
Granted			730,000
Exercised	338,440	138,724	135,102
Forfeited	129,972	346,685	846,839
Ending Balance	5,639,571	6,107,983	6,593,392
Vested and expected to vest at December 31, 2012	5,608,222
Exercisable at December 31, 2012	5,327,452
Weighted Average Exercise Price
Beginning Balance	$ 1.56	$ 1.63	$ 1.64
Granted			$ 3.40
Exercised	$ 1.10	$ 1.41	$ 2.76
Forfeited	$ 3.06	$ 3.14	$ 2.99
Ending Balance	$ 1.55	$ 1.56	$ 1.63
Vested and expected to vest at December 31, 2012	$ 1.54
Exercisable at December 31, 2012	$ 1.44
Weighted average grant- date fair value
Beginning Balance	$ 1.62	$ 1.62	$ 1.49
Granted			$ 2.59
Exercised	$ 1.53	$ 1.54	$ 0.88
Forfeited	$ 1.12	$ 1.70	$ 1.35
Ending Balance	$ 1.63	$ 1.62	$ 1.62
Vested and expected to vest at December 31, 2012	$ 1.63
Exercisable at December 31, 2012	$ 1.60
Weighted Average Remaining Contractual Life (Years)
Beginning Balance	1 year 7 months 21 days	2 years 8 months 12 days	3 years 7 months 2 days
Ending Balance	6 months 15 days	1 year 7 months 21 days	2 years 8 months 12 days
Vested and expected to vest at December 31, 2012	7 months 17 days
Exercisable at December 31, 2012	6 months 18 days
Aggregate Intrinsic Value
Beginning Balance	$ 17,006	$ 21,748	$ 16,166
Ending Balance	4,422	17,006	21,748
Vested and expected to vest at December 31, 2012	4,422
Exercisable at December 31, 2012	$ 3,084